Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 177,878	$ 215,028
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	73,945	91,862
Assets accepted as collateral that can be sold or repledged in the absence of default	468,798	482,818
Assets accepted as collateral and sold or repledged	304,261	350,848
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	63,163	76,121
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	10,782	15,741
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	14,034	11,470
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,975	151
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	26,017	51,659
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	60,995	95,210
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	24,626	22,510
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 50,231	$ 34,028